RECENT ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Mar. 31, 2023
Recent Accounting Pronouncements
3.	RECENT ACCOUNTING PRONOUNCEMENTS

Future Changes in Accounting Policies Not Yet Effective as at March 31, 2023:

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. These standards are not expected to have a material impact on the Company in the current or future reporting periods.